Leases (Details) - Schedule of Lease Expenses - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
General and administrative expenses [Member]
Leases (Details) - Schedule of Lease Expenses [Line Items]
Operating lease costs	$ 11,285	$ 15,876	$ 22,570	$ 31,751
Lease operating expenses [Member]
Leases (Details) - Schedule of Lease Expenses [Line Items]
Operating lease costs		1,451	968	2,903	$ 4,355	$ 5,806
Gathering and processing expenses [Member]
Leases (Details) - Schedule of Lease Expenses [Line Items]
Operating lease costs	90,000		180,000		180,000
Variable lease costs					$ 120,000
General and administrative expenses [Member]
Leases (Details) - Schedule of Lease Expenses [Line Items]
Short-term lease costs		2,209		4,418
Gathering and processing expenses [Member]
Leases (Details) - Schedule of Lease Expenses [Line Items]
Variable lease costs	60,000		120,000
General and administrative expenses [Member]
Leases (Details) - Schedule of Lease Expenses [Line Items]
Variable lease costs	$ 7,173	$ 10,770	$ 15,527	$ 21,539